Stockholders equity (Details Narrative) - $ / shares	Feb. 18, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000	20,000,000
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Voting Rights	Each share of common sock is entitled to one (1) vote on all matters submitted for a vote by shareholders.